AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 91.1%
	AEROSPACE/DEFENSE — 1.8%
230	Boeing Co.	$49,234
410	Lockheed Martin Corp.	145,542
234	Northrop Grumman Corp.	71,304
2,383	Raytheon Technologies Corp.	170,408
		436,488
	AGRICULTURE — 1.3%
2,552	Altria Group, Inc.	104,632
731	Archer-Daniels-Midland Co.	36,850
2,139	Philip Morris International, Inc.	177,088
		318,570
	APPAREL — 0.9%
1,432	NIKE, Inc. - Class B	202,585
	AUTO MANUFACTURERS — 3.1%
168	Cummins, Inc.	38,153
4,733	Ford Motor Co.	41,603
1,404	General Motors Co.	58,463
857	Tesla, Inc.*	604,759
		742,978
	BANKS — 4.9%
7,263	Bank of America Corp.	220,142
1,983	Citigroup, Inc.	122,272
327	Goldman Sachs Group, Inc.	86,233
2,903	JPMorgan Chase & Co.	368,884
1,208	Morgan Stanley	82,784
404	PNC Financial Services Group, Inc.	60,196
1,206	Truist Financial Corp.	57,804
1,305	U.S. Bancorp	60,800
3,925	Wells Fargo & Co.	118,456
		1,177,571
	BEVERAGES — 2.9%
5,651	Coca-Cola Co.	309,901
223	Constellation Brands, Inc. - Class A	48,848
503	Monster Beverage Corp.*	46,517
2,002	PepsiCo, Inc.	296,897
		702,163
	BIOTECHNOLOGY — 0.6%
412	Amgen, Inc.	94,727

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	BIOTECHNOLOGY (Continued)
1,082	Corteva, Inc.	$41,895
		136,622
	BUILDING MATERIALS — 0.3%
111	Martin Marietta Materials, Inc.	31,521
217	Vulcan Materials Co.	32,183
		63,704
	CHEMICALS — 3.3%
371	Air Products and Chemicals, Inc.	101,365
1,179	Dow, Inc.	65,434
1,312	DuPont de Nemours, Inc.	93,296
454	Ecolab, Inc.	98,227
231	FMC Corp.	26,549
939	Linde PLC	247,436
400	PPG Industries, Inc.	57,688
148	Sherwin-Williams Co.	108,767
		798,762
	COMMERCIAL SERVICES — 3.1%
570	Automatic Data Processing, Inc.	100,434
1,638	PayPal Holdings, Inc.*	383,620
376	S&P Global, Inc.	123,602
579	Square, Inc. - Class A*	126,014
		733,670
	COMPUTERS — 4.1%
843	Accenture PLC - Class A	220,200
4,594	Apple, Inc.	609,578
1,243	International Business Machines Corp.	156,469
		986,247
	COSMETICS/PERSONAL CARE — 2.0%
1,239	Colgate-Palmolive Co.	105,947
304	Estee Lauder Cos., Inc. - Class A	80,922
2,089	Procter & Gamble Co.	290,663
		477,532
	DIVERSIFIED FINANCIAL SERVICES — 5.5%
621	American Express Co.	75,085
138	BlackRock, Inc.	99,573
1,607	Charles Schwab Corp.	85,235
307	CME Group, Inc.	55,889

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	DIVERSIFIED FINANCIAL SERVICES (Continued)
534	Intercontinental Exchange, Inc.	$61,565
1,233	Mastercard, Inc. - Class A	440,107
2,353	Visa, Inc. - Class A	514,672
		1,332,126
	ELECTRIC — 1.1%
219	American Electric Power Co., Inc.	18,236
396	Dominion Energy, Inc.	29,779
347	Duke Energy Corp.	31,771
460	Exelon Corp.	19,421
926	NextEra Energy, Inc.	71,441
236	Public Service Enterprise Group, Inc.	13,759
115	Sempra Energy	14,652
499	Southern Co.	30,654
138	WEC Energy Group, Inc.	12,700
214	Xcel Energy, Inc.	14,268
		256,681
	ELECTRONICS — 1.0%
1,095	Honeywell International, Inc.	232,906
	ENERGY-ALTERNATE SOURCES — 0.3%
157	Enphase Energy, Inc.*	27,549
133	First Solar, Inc.*	13,157
61	SolarEdge Technologies, Inc.*	19,466
253	Sunrun, Inc.*	17,553
		77,725
	ENVIRONMENTAL CONTROL — 0.3%
626	Waste Management, Inc.	73,824
	FOOD — 1.1%
839	General Mills, Inc.	49,333
1,052	Kroger Co.	33,411
2,065	Mondelez International, Inc. - Class A	120,741
735	Sysco Corp.	54,581
		258,066
	FOREST PRODUCTS & PAPER — 0.1%
604	International Paper Co.	30,031
	HEALTHCARE-PRODUCTS — 2.4%
1,402	Abbott Laboratories	153,505

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTHCARE-PRODUCTS (Continued)
471	Danaher Corp.	$104,628
1,011	Medtronic PLC	118,429
258	Stryker Corp.	63,220
313	Thermo Fisher Scientific, Inc.	145,789
		585,571
	HEALTHCARE-SERVICES — 1.0%
707	UnitedHealth Group, Inc.	247,931
	HOUSEHOLD PRODUCTS/WARES — 0.4%
171	Clorox Co.	34,528
468	Kimberly-Clark Corp.	63,101
		97,629
	INSURANCE — 2.3%
1,841	Berkshire Hathaway, Inc. - Class B*	426,873
404	Chubb Ltd.	62,184
529	Progressive Corp.	52,307
		541,364
	INTERNET — 7.3%
251	Alphabet, Inc. - Class A*	439,913
150	Amazon.com, Inc.*	488,540
46	Booking Holdings, Inc.*	102,454
1,519	Facebook, Inc. - Class A*	414,930
566	Netflix, Inc.*	306,053
		1,751,890
	MACHINERY-CONSTRUCTION & MINING — 0.6%
845	Caterpillar, Inc.	153,807
	MACHINERY-DIVERSIFIED — 0.5%
440	Deere & Co.	118,382
	MEDIA — 3.0%
206	Altice USA, Inc. - Class A*	7,801
55	Charter Communications, Inc. - Class A*	36,385
5,522	Comcast Corp. - Class A	289,353
2,189	Walt Disney Co.*	396,603
		730,142
	MINING — 0.6%
2,596	Freeport-McMoRan, Inc.	67,548

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MINING (Continued)
1,351	Newmont Corp.	$80,911
		148,459
	MISCELLANEOUS MANUFACTURING — 1.6%
898	3M Co.	156,961
12,430	General Electric Co.	134,244
419	Illinois Tool Works, Inc.	85,426
		376,631
	OIL & GAS — 2.4%
2,789	Chevron Corp.	235,531
1,558	ConocoPhillips	62,304
668	EOG Resources, Inc.	33,313
1,742	Exxon Mobil Corp.	71,805
356	Hess Corp.	18,793
888	Marathon Petroleum Corp.	36,728
1,351	Occidental Petroleum Corp.	23,386
634	Phillips 66	44,342
238	Pioneer Natural Resources Co.	27,106
556	Valero Energy Corp.	31,453
		584,761
	OIL & GAS SERVICES — 0.3%
1,276	Halliburton Co.	24,117
2,016	Schlumberger N.V.	44,009
		68,126
	PACKAGING & CONTAINERS — 0.3%
2,664	Amcor PLC	31,356
507	Ball Corp.	47,242
		78,598
	PHARMACEUTICALS — 3.7%
1,397	AbbVie, Inc.	149,689
1,785	Bristol-Myers Squibb Co.	110,724
1,036	CVS Health Corp.	70,759
666	Eli Lilly and Co.	112,447
285	Johnson & Johnson	44,853
222	McKesson Corp.	38,610
1,903	Merck & Co., Inc.	155,665
4,181	Pfizer, Inc.	153,903
376	Zoetis, Inc.	62,228
		898,878

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	PIPELINES — 0.5%
348	Cheniere Energy, Inc.*	$20,891
2,926	Kinder Morgan, Inc.	39,998
600	ONEOK, Inc.	23,028
1,674	Williams Cos., Inc.	33,564
		117,481
	REITS — 1.1%
401	American Tower Corp. - REIT	90,009
379	Crown Castle International Corp. - REIT	60,333
80	Equinix, Inc. - REIT	57,134
661	Prologis, Inc. - REIT	65,875
		273,351
	RETAIL — 7.3%
31	Chipotle Mexican Grill, Inc.*	42,988
534	Costco Wholesale Corp.	201,200
259	Dollar General Corp.	54,468
1,303	Home Depot, Inc.	346,103
915	Lowe's Cos., Inc.	146,867
108	Lululemon Athletica, Inc.*	37,587
901	McDonald's Corp.	193,337
85	O'Reilly Automotive, Inc.*	38,468
1,416	Starbucks Corp.	151,484
606	Target Corp.	106,977
1,379	TJX Cos., Inc.	94,172
1,039	Walgreens Boots Alliance, Inc.	41,435
2,048	Walmart, Inc.	295,219
		1,750,305
	SEMICONDUCTORS — 6.6%
1,638	Advanced Micro Devices, Inc.*	150,221
417	Broadcom, Inc.	182,583
5,639	Intel Corp.	280,935
1,550	Micron Technology, Inc.*	116,529
800	NVIDIA Corp.	417,760
1,574	QUALCOMM, Inc.	239,783
1,214	Texas Instruments, Inc.	199,254
		1,587,065
	SOFTWARE — 6.6%
589	Adobe, Inc.*	294,571
794	Fiserv, Inc.*	90,405
314	Intuit, Inc.	119,273

AXS Thomson Reuters Private Equity Return Tracker Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2020 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SOFTWARE (Continued)
1,973	Microsoft Corp.	$438,834
2,602	Oracle Corp.	168,323
1,155	salesforce.com, Inc.*	257,022
230	ServiceNow, Inc.*	126,599
271	Zoom Video Communications, Inc. - Class A*	91,414
		1,586,441
	TELECOMMUNICATIONS — 2.0%
2,888	AT&T, Inc.	83,059
5,909	Cisco Systems, Inc.	264,427
240	T-Mobile US, Inc.*	32,364
1,677	Verizon Communications, Inc.	98,524
		478,374
	TRANSPORTATION — 2.9%
1,014	CSX Corp.	92,020
356	FedEx Corp.	92,425
398	Norfolk Southern Corp.	94,569
1,059	Union Pacific Corp.	220,505
1,103	United Parcel Service, Inc. - Class B	185,745
		685,264
	TOTAL COMMON STOCKS
	(Cost $14,344,381)	21,898,701

Principal Amount
	SHORT-TERM INVESTMENTS — 7.6%
$1,825,685	UMB Money Market Fiduciary, 0.01%[1]	1,825,685
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,825,685)	1,825,685
	TOTAL INVESTMENTS — 98.7%
	(Cost $16,170,066)	23,724,386
	Other Assets in Excess of Liabilities — 1.3%	318,109
	TOTAL NET ASSETS — 100.0%	$24,042,495

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*	Non-income producing security.

[1]	The rate is the annualized seven-day yield at period end.

AXS Thomson Reuters Private Equity Return Tracker Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2020 (Unaudited)

SWAP CONTRACTS
EQUITY SWAP CONTRACTS
							Premium	Unrealized
	Reference		Fund	Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Entity	Fund Pays	Receives	Frequency	Date	Amount	(Received)	(Depreciation)
BNP Paribas	BNP Paribas Index Swap[1]	1-Month LIBOR + 0.50%	Index Return	Monthly	1/4/21	$23,248,905	$917	$268,583
BNP Paribas	BNP Paribas Equity Basket Swap[2]	1-Month LIBOR + 0.50%	Basket Return	Monthly	1/4/21	4,265,735	184	68,960
TOTAL EQUITY SWAP CONTRACTS								$337,543

[1]	The BNP Paribas Index Swap is made up of the S&P 500 Total Return Index, Nasdaq 100 Total Return Index and the Dow Jones Industrial Average Total Return Index and exposure to each index was 70.96%, 29.04%, and (29.04)%, respectively.
[2]	BNP Paribas Equity Basket Swap Top 50 Holdings^

Number of Shares	Description	Value	Percentage of Equity Swap's Notional Amount
3,362	Microsoft Corp.	$726,898	17.04%
400	Alphabet, Inc. - Class A	718,144	16.84%
210	Amazon.com, Inc.	676,217	15.85%
5,000	Apple, Inc.	613,600	14.38%
1,669	Facebook, Inc. - Class A	478,252	11.21%
1,170	Berkshire Hathaway, Inc. - Class B	268,725	6.30%
1,800	Johnson & Johnson	265,410	6.22%
1,510	Procter & Gamble Co.	210,449	4.93%
4,400	Exxon Mobil Corp.	169,400	3.97%
650	Boeing Co.	138,456	3.25%

^	These investments are not direct holdings of the Fund. The holdings were determined based on the absolute notional values of the positions within the underlying swap basket.